Fair Value Measurements (Tables) - Vencore Holding Corp. and KGS Holding Corp.	3 Months Ended
Mar. 30, 2018
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets and liabilities subject to fair value measurements
Financial assets and liabilities subject to fair value measurements were as follows (in thousands):

	As of December 31, 2016
	Level 1	Level 2	Level 3
Assets
Deferred compensation and nonqualified savings plan assets:
Cash and cash equivalents	$16,490	$—	$—
Fixed income mutual funds	8,512	—	—
Total assets	$25,002	$—	$—
Liabilities
Deferred compensation and nonqualified savings plan liabilities	$21,549	$—	$—
Interest rate swap	—	1,984	—
Class B/B‑1 membership interests	—	—	6,600
Total liabilities	$21,549	$1,984	$6,600

	As of December 31, 2017
	Level 1	Level 2	Level 3
Assets
Deferred compensation and nonqualified savings plan assets:
Cash and cash equivalents	$14,331	$—	$—
Fixed income mutual funds	9,386	—	—
Total assets	$23,717	$—	$—
Liabilities
Deferred compensation and nonqualified savings plan liabilities	$24,379	$—	$—
Interest rate swap	—	737	—
Class B/B‑1 membership interests	—	—	10,216
Total liabilities	$24,379	$737	$10,216

	As of March 30, 2018 (unaudited)
	Level 1	Level 2	Level 3
Assets
Deferred compensation and nonqualified savings plan assets:
Cash and cash equivalents	$14,857	$—	$—
Fixed income mutual funds	9,156	—	—
Interest rate swap	—	1,056	—
Total assets	$24,013	$1,056	$—
Liabilities
Deferred compensation and nonqualified savings plan liabilities	$24,704	$—	$—
Interest rate swap	—	238	—
Class B/B‑1 membership interests	—	—	10,493
Total liabilities	$24,704	$238	$10,493

Fair value level 3 reconciliation
The following table illustrates our Level 3 reconciliation:

	December 31, 2016 Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Balance as of January 1, 2016	Net changes in valuation	Transfers in/or out of level 3	Balance as of December 31, 2016
Class B/B 1 membership interest	$6,819	$(219)	$—	$6,600
Total	$6,819	$(219)	$—	$6,600

	December 31, 2017 Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Balance as of January 1, 2017	Net changes in valuation	Transfers in/or out of level 3	Balance as of December 31, 2017
Class B/B 1 membership interest	$6,600	$3,616	$—	$10,216
Total	$6,600	$3,616	$—	$10,216

	March 30, 2018 Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Balance as of January 1, 2018	Net changes in valuation	Transfers in/or out of level 3	Balance as of March 30, 2018
	(Unaudited)
Class B/B 1 membership interest	$10,216	$277	$—	$10,493
Total	$10,216	$277	$—	$10,493